Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2025 USD ($) claim	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 37,318	$ 32,552
Personal Lines Segment | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,570
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,839
All outstanding liabilities before YYYY, net of reinsurance	6
Liabilities for claims and claim adjustment expenses, net of reinsurance	737	911
Personal Lines Segment | 2021 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,497	1,498	$ 1,503	$ 1,516	$ 1,540
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3
Cumulative Number of Incurred Claim Counts | claim	89,935
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,487	1,476	1,444	1,375	1,035
Personal Lines Segment | 2022 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,608	1,612	1,622	1,665
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 13
Cumulative Number of Incurred Claim Counts | claim	90,242
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,577	1,545	1,470	1,042
Personal Lines Segment | 2023 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,581	1,605	1,583
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 35
Cumulative Number of Incurred Claim Counts | claim	82,190
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,513	1,441	1,078
Personal Lines Segment | 2024 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,649	1,696
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 104
Cumulative Number of Incurred Claim Counts | claim	80,681
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,456	1,050
Personal Lines Segment | 2025 | Personal Lines - Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,235
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 175
Cumulative Number of Incurred Claim Counts | claim	55,059
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 806
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	42,935
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	32,367
All outstanding liabilities before YYYY, net of reinsurance	94
Liabilities for claims and claim adjustment expenses, net of reinsurance	10,662	9,294
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	28,854
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	28,472
All outstanding liabilities before YYYY, net of reinsurance	2
Liabilities for claims and claim adjustment expenses, net of reinsurance	384	324
Personal Lines Segment | Agency Channel | 2021 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,831	6,943	6,936	6,862	6,716
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	885,914
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,727	6,569	6,183	5,239	2,855
Personal Lines Segment | Agency Channel | 2021 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,619	4,619	4,629	4,624	4,708
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	2,106,210
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,618	4,617	4,612	4,621	4,438
Personal Lines Segment | Agency Channel | 2022 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,222	7,226	7,302	7,077
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 135
Cumulative Number of Incurred Claim Counts | claim	842,281
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,870	6,486	5,564	3,019
Personal Lines Segment | Agency Channel | 2022 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,546	5,584	5,545	5,429
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (8)
Cumulative Number of Incurred Claim Counts | claim	2,033,905
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,552	5,549	5,542	5,176
Personal Lines Segment | Agency Channel | 2023 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	8,260	8,365	8,616
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 183
Cumulative Number of Incurred Claim Counts | claim	902,996
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,408	6,311	3,527
Personal Lines Segment | Agency Channel | 2023 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,909	5,880	5,775
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 21
Cumulative Number of Incurred Claim Counts | claim	2,118,287
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,884	5,883	5,584
Personal Lines Segment | Agency Channel | 2024 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,345	9,700
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 541
Cumulative Number of Incurred Claim Counts | claim	936,963
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,935	3,753
Personal Lines Segment | Agency Channel | 2024 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,272	6,214
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (18)
Cumulative Number of Incurred Claim Counts | claim	2,134,899
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,281	5,932
Personal Lines Segment | Agency Channel | 2025 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,277
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2,097
Cumulative Number of Incurred Claim Counts | claim	1,023,941
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,427
Personal Lines Segment | Agency Channel | 2025 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,508
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (203)
Cumulative Number of Incurred Claim Counts | claim	2,246,453
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,137
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	50,186
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	37,252
All outstanding liabilities before YYYY, net of reinsurance	82
Liabilities for claims and claim adjustment expenses, net of reinsurance	13,016	10,617
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	37,322
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	36,844
All outstanding liabilities before YYYY, net of reinsurance	1
Liabilities for claims and claim adjustment expenses, net of reinsurance	479	415
Personal Lines Segment | Direct Channel | 2021 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,132	7,235	7,244	7,180	6,965
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	981,428
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,047	6,899	6,488	5,461	2,915
Personal Lines Segment | Direct Channel | 2021 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,566	5,570	5,573	5,568	5,752
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	2,603,218
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,565	5,565	5,560	5,579	5,422
Personal Lines Segment | Direct Channel | 2022 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,788	7,799	7,870	7,563
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 127
Cumulative Number of Incurred Claim Counts | claim	974,054
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,432	7,023	5,983	3,132
Personal Lines Segment | Direct Channel | 2022 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,723	6,763	6,724	6,613
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (14)
Cumulative Number of Incurred Claim Counts | claim	2,609,541
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 6,734	6,732	6,732	6,326
Personal Lines Segment | Direct Channel | 2023 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,337	9,424	9,628
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 184
Cumulative Number of Incurred Claim Counts | claim	1,100,504
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 8,420	7,160	3,926
Personal Lines Segment | Direct Channel | 2023 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,710	7,678	7,578
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 15
Cumulative Number of Incurred Claim Counts | claim	2,861,342
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 7,690	7,692	7,362
Personal Lines Segment | Direct Channel | 2024 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,260	11,584
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 586
Cumulative Number of Incurred Claim Counts | claim	1,238,183
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 8,491	4,496
Personal Lines Segment | Direct Channel | 2024 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	8,214	8,241
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (29)
Cumulative Number of Incurred Claim Counts | claim	2,980,272
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 8,231	7,851
Personal Lines Segment | Direct Channel | 2025 | Personal Lines - Vehicles - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	14,669
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2,481
Cumulative Number of Incurred Claim Counts | claim	1,462,005
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,862
Personal Lines Segment | Direct Channel | 2025 | Personal Lines - Vehicles - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	9,109
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (398)
Cumulative Number of Incurred Claim Counts | claim	3,300,039
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 8,624
Commercial Lines Segment | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	25,110
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	13,700
All outstanding liabilities before YYYY, net of reinsurance	136
Liabilities for claims and claim adjustment expenses, net of reinsurance	11,546	10,412
Commercial Lines Segment | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,743
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,627
All outstanding liabilities before YYYY, net of reinsurance	1
Liabilities for claims and claim adjustment expenses, net of reinsurance	117	156
Commercial Lines Segment | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	687
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	506
All outstanding liabilities before YYYY, net of reinsurance	23
Liabilities for claims and claim adjustment expenses, net of reinsurance	204	246
Commercial Lines Segment | 2016 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	42	40	40	40	40	$ 40	$ 42	$ 41	$ 43	$ 52
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2
Cumulative Number of Incurred Claim Counts | claim	7,652
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 37	36	36	35	34	33	31	27	21	$ 9
Commercial Lines Segment | 2017 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	51	54	55	48	46	49	51	55	63
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 6
Cumulative Number of Incurred Claim Counts | claim	17,691
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 43	42	42	40	37	35	31	24	$ 10
Commercial Lines Segment | 2018 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	81	83	82	77	77	77	81	82
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 7
Cumulative Number of Incurred Claim Counts | claim	15,507
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 69	67	65	62	57	50	40	$ 18
Commercial Lines Segment | 2019 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	87	88	88	88	85	83	81
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 6
Cumulative Number of Incurred Claim Counts | claim	10,738
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 77	75	71	65	56	42	$ 20
Commercial Lines Segment | 2020 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	80	83	83	82	81	75
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 7
Cumulative Number of Incurred Claim Counts | claim	9,576
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 67	64	60	52	39	$ 16
Commercial Lines Segment | 2021 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,566	3,581	3,574	3,527	3,447
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 19
Cumulative Number of Incurred Claim Counts | claim	156,360
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,316	2,990	2,414	1,546	574
Commercial Lines Segment | 2021 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	910	910	910	910	921
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	121,976
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 909	906	902	903	764
Commercial Lines Segment | 2021 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	82	85	89	87	84
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 10
Cumulative Number of Incurred Claim Counts | claim	9,425
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 65	61	52	40	$ 17
Commercial Lines Segment | 2022 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,875	4,862	4,835	4,526
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 117
Cumulative Number of Incurred Claim Counts | claim	182,524
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,976	3,232	2,086	749
Commercial Lines Segment | 2022 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,326	1,329	1,330	1,315
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0
Cumulative Number of Incurred Claim Counts | claim	147,395
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,325	1,321	1,315	1,114
Commercial Lines Segment | 2022 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	80	82	81	84
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 11
Cumulative Number of Incurred Claim Counts | claim	7,770
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 58	51	40	$ 18
Commercial Lines Segment | 2023 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,487	5,502	5,456
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 220
Cumulative Number of Incurred Claim Counts | claim	191,475
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,474	2,307	848
Commercial Lines Segment | 2023 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,332	1,336	1,352
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (1)
Cumulative Number of Incurred Claim Counts | claim	162,852
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,328	1,328	1,184
Commercial Lines Segment | 2023 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	86	85	85
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 19
Cumulative Number of Incurred Claim Counts | claim	7,604
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 55	42	$ 18
Commercial Lines Segment | 2024 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,551	5,552
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 467
Cumulative Number of Incurred Claim Counts | claim	191,353
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,150	853
Commercial Lines Segment | 2024 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,167	1,200
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4)
Cumulative Number of Incurred Claim Counts | claim	148,143
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,162	1,066
Commercial Lines Segment | 2024 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	57	61
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 19
Cumulative Number of Incurred Claim Counts | claim	5,532
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 27	$ 13
Commercial Lines Segment | 2025 | Commercial Lines - Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,631
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1,200
Cumulative Number of Incurred Claim Counts | claim	174,961
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 784
Commercial Lines Segment | 2025 | Commercial Lines - Physical Damage
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,008
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (13)
Cumulative Number of Incurred Claim Counts | claim	137,312
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 903
Commercial Lines Segment | 2025 | Commercial Lines - Other
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	41
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 19
Cumulative Number of Incurred Claim Counts | claim	3,705
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 8